Taxes (Details 2)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 48,575	¥ 330,835	¥ 439,126
Income taxes payable	2,230,733	15,193,301	12,410,542
Other taxes payable	1,680	11,440	17,982
Total	$ 2,280,988	¥ 15,535,576	¥ 12,867,650